VictoryShares US Multi-Factor Minimum Volatility ETF Average Annual Total Returns	12 Months Ended	27 Months Ended	60 Months Ended	90 Months Ended		92 Months Ended	114 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	26.72%	14.53%	14.35%		14.59%	13.59%
Nasdaq Victory US Multi-Factor Minimum Volatility Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	16.22%		10.13%	11.61%
VictoryShares US Multi-Factor Minimum Volatility ETF
Prospectus [Line Items]
Average Annual Return, Percent	15.80%		9.73%	11.21%	[1]
VictoryShares US Multi-Factor Minimum Volatility ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	15.41%		9.26%	10.67%	[1]
VictoryShares US Multi-Factor Minimum Volatility ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.61%		7.62%	8.98%	[1]

[1]	Inception date is June 22, 2017.